Defendant Asbestos and Environmental Liabilities - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Balance as of January 1	$ 847,685	$ 203,320	$ 219,164
Less: Insurance balances recoverable	448,855	135,808	122,326
Plus: Cumulative effect of change in accounting principle on the determination of the allowance for estimated uncollectible insurance balances	4,824	3,818	0
Net balance as of January 1	398,830	67,512
Total net recoveries (paid claims)	153,964	(10,434)	(6,351)
Amounts recorded in other income (expense):
Change in estimate of net ultimate liabilities	(103,166)	(4,263)	(23,221)
Reduction in estimated future expenses	(9,126)	(3,274)	0
Amortization of fair value adjustments	13,008	13,500	246
Total other expense (income)	(99,284)	5,963	(22,975)
Acquired on purchase of subsidiaries	0	335,789	0
Net balance as of December 31	456,677	398,830	67,512
Plus: insurance balances recoverable	249,652	448,855	135,808
Balance as of December 31	706,329	847,685	203,320
Cumulative effect of change in accounting principle
Liability for Claims and Claims Adjustment Expense [Line Items]
Plus: Cumulative effect of change in accounting principle on the determination of the allowance for estimated uncollectible insurance balances		3,167	0	$ 0
Cumulative effect of change in accounting principle, adjusted balance
Liability for Claims and Claims Adjustment Expense [Line Items]
Net balance as of January 1	$ 401,997	67,512	96,838
Amounts recorded in other income (expense):
Net balance as of December 31		$ 401,997	$ 67,512